GENERAL	6 Months Ended
Jun. 30, 2016
GENERAL [Abstract]
GENERAL
NOTE 1:	GENERAL

a.
SuperCom Ltd. (the “Company") is an Israeli resident company organized in 1988 in Israel. On January 24, 2013 the Company changed its name back to SuperCom Ltd, its original name, from Vuance Ltd. On September 12, 2013, the Company’s ordinary shares were approved for listing on the NASDAQ Capital Market and began trading under the ticker symbol “SPCB” on September 17, 2013. Previously, the Company’s ordinary shares traded on the OTCQB® electronic quotation service.

The Company is a global provider of traditional and digital identity solutions, providing advanced safety, identification, tracking and security products to governments and organizations, both private and public, throughout the world. The Company provides cutting edge real-time positioning, tracking, monitoring and verification solutions enabled by its RFID &Mobile pure security advanced solutions suite of products and technologies, all connected to a web-based, secure, proprietary, interactive and user-friendly interface. The Company offers a wide range of solutions including, national ID registries, e-passports, biometric visas, automated fingerprint identification systems, digitized driver’s licenses, and electronic voter registration and election management using the common platform ("MAGNA"). The Company sells its products through marketing offices in the U.S, Tanzania, , Ecuador and Israel.

b.
On December 26, 2013 the Company acquired the SmartID Division of On Track Innovations Ltd. (NASDAQ: OTIV) (“OTI”), consisting of customer contracts, software, other related technologies and IP assets. The Company paid OTI $8.8 million ($10 million less certain price adjustments) at the closing and agreed to make contingent payments of up to $12.5 million pursuant to an earn-out mechanism based on certain performance and other milestones. The SmartID Division has a strong international presence, with a broad range of competitive and well-known e-ID solutions and technology. The acquisition significantly expanded the breadth of the Company’s e-ID capabilities globally, while providing it with market and technological experts, together with its ID software platforms and technologies.

On June 23, 2015, the Company closed a public offering whereby 2,415,000 shares of common stock were sold by the Company to the public (inclusive of 315,000 shares of common stock pursuant to the full exercise of an overallotment option granted to the underwriters). The aggregate net proceeds received by the Company from the offering were approximately $27.1 million, net of underwriting discounts and commissions and offering expenses payable by the Company.

As of June 30, 2016, the Company’s principal activities were conducted mainly through SuperCom Ltd., SuperCom Inc., and LCA Inc.

c.
On November 17, 2015, the Company acquired Prevision Ltd., an Israeli based company. The Company paid $1.1 million at the closing and agreed to make contingent annual payments of approximately $250,000 pursuant to an earn-out mechanism for the next four years. The contingent consideration is subject to service provided by the seller to the Company during the earn-out period and therefore is not part of the business combination. Prevision has a strong presence in the market and offers a broad range of competitive and well-known Cyber Security services.

d.
On January 1, 2016, the Company acquired Leaders in Community Alternatives, Inc., or LCA, a U.S. based company, including all contracts, software, other related technologies and IP assets. The Company paid $3 million at the closing and committed to certain contingent earn-out payments over the next three years that are structured as a single digit percentage of annual revenues in excess of standalone LCA management revenue projections. LCA is a California based, private criminal justice organization, providing community-based services and electronic monitoring programs to government agencies in the U.S. for more than 24 years. LCA offers a broad range of competitive solutions for governmental institutions across the U.S. in addressing realignment strategies and plans.

e.
On March 13, 2016, the Company acquired Safend Ltd, an Israeli based company. In consideration for this acquisition, the Company agreed to provide up to $1.5 million in working capital to Safend to support its activity and growth through a structured debt and equity vehicle. Safend is an international provider of cutting edge endpoint data protection guarding against corporate data loss and theft through content discovery and inspection, encryption methodologies, and comprehensive device and port control. Safend maps sensitive information and controls data flow through email, web, external devices and additional channels. Founded in 2003 and headquartered in Tel Aviv, Israel, Safend has over 3,000 customers in the United States, Europe, and Asia, and more than three million software license seats deployed by multinational enterprises, government agencies and small to mid-size companies around the globe.

f.
On April 18, 2016, the Company acquired the assets of PowaPOS, a division of POWA Technologies Ltd., the developer of a fully-integrated mobile and tablet-based system integrating industry-leading retail and secure payment solutions into one simplified, attractive and innovative POS platform, PowaPOS has been deployed in more than 20 countries all over the world, and has been integrated by more than 150 cloud-based POS software providers, and the Company believes this technology will be a highly value-added solution to its secure payment customers around the world.

g.
On May 18, 2016, the Company acquired Alvarion Technologies Ltd. (“Alvarion”). In consideration for this acquisition, the Company will pay up to $1 million in cash and an additional earn-out of up to $1 million during the next two years following the acquisition, mainly based on sales from the Alvarion division. Alvarion designs solutions for Carrier Wi-Fi, Enterprise Connectivity, Smart City, Smart Hospitality, Connected Campuses and Connected Events that are both complete and heterogeneous to ensure ease-of-use and optimize operational efficiency. Carriers, Local Governments and Hospitality sectors worldwide deploy Alvarion’s intelligent Wi-Fi networks to enhance productivity and performance. In the past few years, Alvarion went through a transition from being a market leader of Wi- Max and backhaul services to being one of the most influential players in the Wi-Fi based solution.

h.	Concentration of risk that may have a significant impact on the Company:

In the first half of year 2016, the Company derived 39% of its total revenue from 3 major customers.

In the first half of year 2015, the Company derived most of its revenues from 3 major customers.

The Company purchases certain services and products used by it to generate revenues in its projects and sales from several sole suppliers. Although there are only a limited number of manufacturers of those particular services and products, management believe that other suppliers could provide similar services and products on comparable terms without affecting operating results.